SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

08-04    GER    5000     5.7794       6.66	       Weeden & Co.
08-05    " "    2000     5.8000       6.73	       	""
08-06    " "    3400     5.8085       6.61	       	""
08-07    " "     300     5.7100       6.52	       	""
08-08    " "    2500     5.7912	  6.47	       	""
08-11    " "    1400     5.7500       6.48	       	""
08-12    " "    2000     5.8500       6.56	       	""
08-13    " "    1000     5.9100	  6.60	       	""
08-14    " "     400     5.9000       6.69	       	""
08-18    " "    2000     5.9720       6.72	       	""
08-19    " "    5000     6.0560       6.74	       	""
08-20    " "    2000     5.9170       6.73	       	""
08-21    " "    3100     5.9500       6.81	       	""
08-22    " "    1000     5.9300       6.73		     	""
08-25    " "    1000     5.7200       6.66	       	""
08-26    " "    2500     5.7236       6.53	       	""
08-27    " "    5000     5.6580       6.61	       	""
08-28    " "    3000     5.7500       6.63	       	""
08-29    " "    5000     5.7296       6.68	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          9/2/03